Selling and Administrative Expenses - Summary of Other Administrative Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [Line Items]
Wages and salaries	₩ 3,372,831	₩ 3,105,364	₩ 3,016,488
Expenses related to post-employment benefits	216,489	199,926	287,607
Depreciation	2,911,048	2,887,646	2,835,843
Amortization	356,581	409,774	378,004
Electricity expenses	949,435	933,045	1,018,429
Research & development	526,602	486,888	444,798
Vehicles maintenance	1,414,940	1,336,969	1,342,009
Others	1,985,755	2,003,106	2,126,390
Total administrative expenses	1,985,755	2,003,106	2,126,390
Administrative expenses [member]
Statement of comprehensive income [Line Items]
Wages and salaries	813,467	774,900	769,589
Expenses related to post-employment benefits	73,290	78,654	200,956
Other employee benefits	176,240	159,920	176,794
Travel	40,929	39,790	40,828
Depreciation	101,274	97,261	103,442
Amortization	112,418	146,314	139,569
Communication	10,616	11,740	11,186
Electricity expenses	8,309	7,050	7,527
Taxes and public dues	71,973	72,826	78,895
Rental	69,516	69,976	82,005
Repairs	15,291	9,859	11,316
Entertainment	11,816	11,582	13,157
Advertising	106,875	119,724	86,141
Research & development	108,352	125,795	120,608
Service fees	165,938	193,387	201,129
Vehicles maintenance	8,942	8,211	10,090
Industry association fee	9,571	10,140	13,468
Conference	14,510	14,494	13,108
Increase to provisions	14,433	10,990	6,532
Others	₩ 51,995	₩ 40,493	₩ 40,050